Commitments and contingencies - Schedule of Future Lease Commitments (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	SFr 21,796	SFr 21,814
Due within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,459	644
Due 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	9,734	9,181
Due > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	SFr 10,603	SFr 11,989